Offsetting Assets and Liabilities	12 Months Ended
Mar. 31, 2024
Text Block [Abstract]
Offsetting Assets and Liabilities
28. Offsetting Assets and Liabilities
The gross amounts recognized, gross amounts offset, and net amounts presented in the consolidated balance sheets regarding derivative assets and liabilities as of March 31, 2023 and 2024 are as follows.
March 31, 2023

	Millions of yen
	Gross amounts recognized	Gross amounts offset in the consolidated balance sheets	Net amounts presented in the consolidated balance sheets	Gross amounts not offset in the consolidated balance sheets*		Net amount
				Financial instruments	Collateral received/ pledged
Derivative assets	¥72,398	¥(22,052)	¥50,346	¥0	¥(4,973)	¥45,373

Total assets	¥72,398	¥(22,052)	¥50,346	¥0	¥(4,973)	¥45,373

Derivative liabilities	¥71,366	¥(22,052)	¥49,314	¥(1,786)	¥(509)	¥47,019

Total liabilities	¥71,366	¥(22,052)	¥49,314	¥(1,786)	¥(509)	¥47,019

March 31, 2024

	Millions of yen
	Gross amounts recognized	Gross amounts offset in the consolidated balance sheets	Net amounts presented in the consolidated balance sheets	Gross amounts not offset in the consolidated balance sheets*		Net amount
				Financial instruments	Collateral received/ pledged
Derivative assets	¥72,986	¥(47,496)	¥25,490	¥0	¥0	¥25,490

Total assets	¥72,986	¥(47,496)	¥25,490	¥0	¥0	¥25,490

Derivative liabilities	¥95,686	¥(47,496)	¥48,190	¥(13,653)	¥(9,425)	¥25,112

Total liabilities	¥95,686	¥(47,496)	¥48,190	¥(13,653)	¥(9,425)	¥25,112

*	The balances related to enforceable master netting agreements or similar agreements which were not offset in the consolidated balance sheets.